------------------
 ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

National
Tax-Free
Money Market
Mutual Fund

Prime
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

INSTITUTIONAL CLASS

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  National Tax-Free Money Market Mutual Fund -- Institutional Class            3

  Prime Money Market Mutual Fund -- Institutional Class                        5

  Treasury Money Market Mutual Fund -- Institutional Class                     5

PORTFOLIOS OF INVESTMENTS

  National Tax-Free Money Market Mutual Fund                                   7

  Prime Money Market Mutual Fund                                              11

  Treasury Money Market Mutual Fund                                           14

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         16

  Statement of Operations                                                     17

  Statements of Changes in Net Assets                                         18

  Financial Highlights                                                        20

  Notes to Financial Statements                                               26

  Independent Auditors' Report                                                37

PROXY VOTING RESULTS                                                          39

LIST OF ABBREVIATIONS                                                         41
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND -- INSTITUTIONAL CLASS

WHAT WAS THE SEVEN-DAY YIELD AS OF MARCH 31, 1998?

The seven-day yield for the National Tax-Free Money Market Mutual Fund Institutional Class as of March 31, 1998 was 3.13%.

THE FEDERAL RESERVE BOARD RAISED THE FEDERAL FUNDS TARGET RATE BEFORE THE BEGINNING OF THE PERIOD AND HAS KEPT IT STEADY SINCE THEN. HOW DID THIS AFFECT THE FUNDS?

While changes in the federal funds target rate do have some influence on the Funds, tax-exempt money markets are not as directly influenced by Fed policy as taxable money markets instruments. The tax-exempt money market is very seasonal in nature and is driven by cash flows into and out of money market funds. For instance, in April there usually is a gathering of cash in money market funds which is then dispersed over the first two weeks as people pay their taxes. The demand for extremely short-term instruments creates pressure on the supply, causing yields to spike. By the second or third week of May, yields usually come back down. This is a very consistent pattern that is repeated year after year. There is a similar effect around June 30 when a large number of notes mature in a two-day period. That brings a great deal of cash into the market. There is a new phenomenon appearing in September when money market redemptions increase as parents pay for school tuition. Fed action on interest rates can have an impact, of course, but it needs to be more extreme to have a pronounced effect. For example, in the last quarter of 1994 the Fed tightened rates by about 1.50% in a short period. That extreme action certainly affected tax-free money market yields. But in March 1997, the Fed tightened rates by only 0.25%, so the impact on tax-exempt money market yields was much less significant.

DO GENERAL ECONOMIC TRENDS AFFECT YIELDS?

If you step behind the scenes of the money market and see what drives the cash flows, you will find that confidence in the economy helps drive yields. There is also a "wealth effect." As people reach higher tax brackets, they seek out tax-exempt vehicles.

WHAT DO YOU LOOK FOR WHEN BUYING HOLDINGS FOR THE FUND?

We have very rigid investment parameters. Our primary focus is to provide a high level of liquidity, and since outflows can be unpredictable, we try to maintain 5% to 7% of assets in extremely liquid instruments. We use "daily floaters" for this purpose, which are the most liquid money market security in the tax-exempt sector. Their coupon resets on a daily basis based on supply and demand, they sell for face value, they settle for cash and there is a continuous market for them.

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS

We also stress maintaining a high degree of quality. We buy top-tier credits or credits enhanced by top-tier banks and insurance companies. "Enhanced" means backed by an irrevocable letter of credit (LOC) issued by a bank. The bank handles all the debt service and guarantees payment of the debt to the holder. If the issuer defaults, that's between the bank and the issuer, not the issuer and the holder. What we are really buying with enhanced credit is the LOC exposure. Until recently, nearly two-thirds of LOC writers for municipal credits were Japanese banks. Since the Asian crisis, considerable credit deterioration has taken place and many Japanese banks have been put on credit watch. Consequently, we have sold many credits backed by Japanese banks. We gave up yield to avoid risks we believed were too high.

IS THE MUNICIPAL MONEY MARKET EFFICIENT OR DO DISPARITIES IN PRICE OCCUR BETWEEN SIMILAR SECURITIES?

We believe the market is very effectively priced. All the major wirehouses process municipal paper and they all monitor the prices at which others are buying and selling it. As a practical matter, the need to stay invested, remain liquid and manage cash flows limits a fund manager's ability to pick and choose investments. You would not want to have uninvested assets simply because you were holding out for an investment that might provide a single extra basis point in yield. At times, however, certain types of instruments are a bit out of favor. For example, at tax time, most fund managers are looking for short-term investments for liquidity. This might make some longer-term instruments, such as weekly resets or notes, more attractively priced as sellers try to entice buyers. When this occurs, it may provide an opportunity to expand core holdings to push up yields as long as there is sufficient liquidity for cash flows. A manager needs a good gauge on expected outflows to achieve a balance between yield and liquidity needs.

IS THERE ANYTHING YOU WANT TO SAY TO THE SHAREHOLDERS SO THAT THEY UNDERSTAND THEIR INVESTMENT BETTER?

Yes. It is easy to compare yields between money market funds, but it is less easy to compare relative quality. We sell paper that we feel no longer meets our Fund's high quality standards. However, every time we sell such paper, there is a buyer willing to add it to his or her portfolio. We work hard to maintain the liquidity and credit quality shareholders deserve in a money market fund.

---------------------
4

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
PRIME MONEY MARKET MUTUAL FUND -- INSTITUTIONAL CLASS
TREASURY MONEY MARKET MUTUAL FUND -- INSTITUTIONAL CLASS

WHAT WERE THE SEVEN-DAY YIELDS AS OF MARCH 31, 1998?

The seven-day yield for the Prime Money Market Mutual Fund Institutional Class as of March 31, 1998 was 5.54%. The seven day yield as of March 31, 1998 for the Treasury Money Market Mutual Fund Institutional Class was 5.33%.

WHAT WERE SOME OF THE IMPORTANT FACTORS SHAPING RETURNS?

One key factor was the positive economy -- low inflation, plentiful jobs, and good wage growth. Prior to the beginning of the period, the Federal Reserve Board saw signs of inflationary pressure building and raised the federal funds target rate to relieve this pressure. Taxable money market rates are very sensitive to Fed policy. Securities which mature in one year or less tend to react to and anticipate Fed policy. Longer-term securities, on the other hand, tend to be influenced by inflation expectations. The only really negative news was the Asian currency crisis, and any long-term effects it may have remain to be seen.

HOW DID ASIA AFFECT THE MONEY MARKET?

Foreign central banks, mainly in Asia, initially sold their short-term Treasury holdings in order to create the liquidity they desperately needed. That had an initial negative impact on our market in terms of rates rising because of excess supply. Foreign bank selling has settled down, but we are still seeing the effect in terms of reduced demand for exports by those countries. It is possible that this could have a slight cooling effect on domestic economic growth and may keep rates low. In combination, these factors could have a big effect on our market.

We have foreign exposure in U.S. dollar denominated instruments, but no foreign currency exposure. We have an approved list of foreign issuers that is constantly monitored by the credit group within Wells Capital Management. We monitor all the names on the list, including banks, commercial issuers, finance companies and insurers. Outside ratings are taken into consideration, but we also assign our own ratings internally. We conduct our own independent research and arrive at our own assessment. Our credit group also puts maturity restrictions on certain foreign issuers if they believe it is warranted.

THE YIELD CURVE, WHICH ILLUSTRATES THE YIELDS FOR VARYING MATURITY LENGTHS, HAS BEEN RELATIVELY FLAT. DOES THAT OFFER SOME CHALLENGES?

Yes, it does. We buy securities with maturities as long as a year. But during the period, three, six, nine and twelve month securities traded at a very narrow

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS
spread. We were not getting rewarded for extending maturity towards the long end; at least not as much as we might have with a steeper curve. To get extra yield, we have used repurchase agreements. They are very liquid and offer good yield on an overnight investment.

WHAT DO YOU EXPECT THE FEDERAL RESERVE'S NEXT ACTION TO BE?

We believe that the Fed is going to leave rates unchanged for awhile. We made a strategy shift in early January and extended maturities slightly longer than our benchmarks. The benchmark averages were 50 to 55 days; we extended ours to 60 to 70 days because we felt there was a sentiment change in the market. The market sentiment shifted so that most people no longer expected the Fed to raise rates and we wanted to lock in some yields.

WHAT TYPES OF INSTRUMENTS DO YOU BUY FOR THE PRIME MONEY MARKET MUTUAL FUND?

Commercial paper is the core investment, ranging from 40 to 50 percent of the portfolio. It has a liquid market and ample supply is always available. Another security we bought, particularly in the fourth quarter of 1997, was floating-rate notes based on three-month Treasury bills. These reset each week based on the Treasury bill auction. We tend to have about 10% to 20% of the portfolio in these or similar securities.

EXPLAIN HOW YOU USE REPURCHASE AGREEMENTS IN THE TREASURY MONEY MARKET MUTUAL FUND.

Repurchase agreements add yield while maintaining high quality. All the repurchase agreements in our Funds are backed by Treasury Securities by a margin of 2%, so for every dollar we put into a repurchase agreement, we have collateral of $1.02.

IS THE CURRENT ENVIRONMENT OF LOW INFLATION, GOOD ECONOMIC GROWTH AND A FLATTENING YIELD CURVE ATYPICAL?

This is a highly unusual period, one which we likely have not seen since the early sixties. The one wild card is Asia. It's widely thought that we have not seen the full effects of the current Asian crisis, but the implications are that it will not have a lasting negative effect on this environment. If Asia continues to be weak or even if the problems accelerate, it is likely that our economy is strong enough to continue to perform well.

IS THERE ANYTHING YOU WOULD LIKE SHAREHOLDERS TO UNDERSTAND ABOUT THE FUNDS?

This environment is a challenge. Often managers are tempted to increase yield by taking on a little more risk. We resist the temptation because our first commitment is to quality and risk reduction. We monitor the portfolios each day and run scenarios to see if changes in rates and cash flow might cause the portfolio to become overextended. It is an active and ongoing process.

---------------------
6

                                      NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES - 99.04%
             ARIZONA - 5.26%
$   975,000  Chandler AZ Industrial Development V/R Project
               LOC - Citibank N.A.                                3.75 %        12/01/02   $     975,000
  5,000,000  Maricopa AZ PCR Public Service Co                    3.25          05/01/98       5,000,000
                                                                                           --------------
                                                                                           $   5,975,000

             CALIFORNIA - 0.53%
$   500,000  California HFFA V/R FSA Insured                      3.70 %        07/01/22   $     500,000
    100,000  California Statewide CDA COP                         3.75          06/01/26         100,000
                                                                                           --------------
                                                                                           $     600,000

             COLORADO - 1.85%
$ 1,600,000  Colorado State Student Loan Obligation Bond
               Authority Series A                                 3.75 %        03/01/24   $   1,600,000
    500,000  Douglas County CO Multifamily Revenue Project        3.75          07/01/06         500,000
                                                                                           --------------
                                                                                           $   2,100,000

             FLORIDA - 13.64%
$ 2,000,000  Indian River County FL Hospital Series 1990          3.75 %        04/07/98   $   2,000,000
  1,000,000  Indian River County FL Hospital Service Revenue      3.20          05/04/98       1,000,000
  3,000,000  Jacksonville FL Electric Authority GO                3.70          04/07/98       3,000,000
  6,500,000  Palm Beach FL Hospital Service Revenue               3.55          06/04/98       6,500,000
  3,000,000  Sunshine State FL PCR Series A                       3.75          04/07/98       3,000,000
                                                                                           --------------
                                                                                           $  15,500,000

                                                           ---------------------

NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             GEORGIA - 4.40%
$ 3,195,000  Georgia State Municipal Electric Authority
               Series A                                           3.45 %        08/03/98   $   3,195,000
  1,800,000  Georgia State Power Revenue Project                  3.20          05/04/98       1,800,000
                                                                                           --------------
                                                                                           $   4,995,000

             KANSAS - 1.29%
$ 1,470,000  Topeka KS Multifamily Housing Project                3.45 %        01/01/09   $   1,470,000

             KENTUCKY - 2.91%
$ 3,300,000  Kentucky Higher Educational Student Loan Corp
               Series A                                           3.75 %        06/01/26   $   3,300,000

             LOUISIANA - 1.32%
$ 1,500,000  New Orleans Aviation Board Revenue MBIA Insured      3.75 %        08/05/15   $   1,500,000

             MAINE - 0.88%
$ 1,000,000  Maine Educational Loan Marketing Corp Student
               Loan Revenue Series A                              3.75 %        05/01/32   $   1,000,000

             MARYLAND - 8.36%
$ 6,500,000  Anarundle MD Hospital Services Revenue Series A      3.45 %        04/07/98   $   6,500,000
  3,000,000  Baltimore MD USD Revenue Project                     3.40          04/09/98       3,000,000
                                                                                           --------------
                                                                                           $   9,500,000

             MASSACHUSETTS - 4.40%
$ 5,000,000  Massachusetts State Water Revenue Project            3.25 %        05/06/98   $   5,000,000

             MISSISSIPPI - 1.14%
$ 1,300,000  Mississippi Business Finance Corp Solid Waste
               Disposal Revenue Project B                         3.80 %        07/01/22   $   1,300,000

------------------------
8

                                      NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             MISSOURI - 0.88%
$ 1,000,000  Missouri Higher Educational Loan Authority
               Student Loan Revenue Series B                      3.80 %        06/01/20   $   1,000,000

             NEW HAMPSHIRE - 0.88%
$ 1,000,000  New Hampshire Business Finance Authority
               Revenue Project                                    3.80 %        05/01/21   $   1,000,000

             NEW JERSEY - 5.28%
$ 5,000,000  New Jersey State Turnpike Revenue Series A           3.40 %        05/21/98   $   5,000,000
  1,000,000  New Jersey State Turnpike Revenue Series D           3.15          01/01/18       1,000,000
                                                                                           --------------
                                                                                           $   6,000,000

             NEW YORK - 0.18%
$   200,000  New York NY Municipal Assistance Corp                3.50 %        07/01/08   $     200,000

             NORTH CAROLINA - 3.35%
$ 3,800,000  North Carolina State Airport Revenue Series A        3.45 %        08/03/98   $   3,800,000

             OHIO - 0.88%
$ 1,000,000  Ohio State Air Quality Development Authority
               Revenue                                            3.20 %        05/04/98   $   1,000,000

             PENNSYLVANIA - 0.88%
$ 1,000,000  Delaware Valley PA Regional Finance Authority        3.65 %        08/01/16   $   1,000,000

             PUERTO RICO - 4.40%
$ 5,000,000  Commonwealth of Puerto Rico Highway &
               Transportation Authority Series A                  3.20 %        07/01/28   $   5,000,000

                                                           ---------------------

NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             TEXAS - 16.52%
$   800,000  Austin TX Tax & Revenue Anticipation                 3.70 %        04/09/98   $     800,064
  1,000,000  Gulf Coast TX Health Service Revenue Project         3.25          04/14/98       1,000,000
  3,500,000  Gulf Coast TX HFA Revenue Series A                   3.50          08/07/98       3,500,000
  5,000,000  Houston TX Tax & Revenue Anticipation                3.20          05/06/98       5,000,000
  1,000,000  San Antonio TX Tax & RAN Series A                    3.70          04/09/98       1,000,080
  3,500,000  Texas A&M University Educational Revenue
               Project                                            3.40          05/21/98       3,500,000
  3,960,000  Texas State Tendered Optional Certificates           3.78          10/01/06       3,960,000
                                                                                           --------------
                                                                                           $  18,760,144

             UTAH - 12.77%
$ 5,000,000  Intermountain UT Power Agency Series A               3.25 %        05/01/98   $   5,000,000
  5,000,000  Intermountain UT Power Agency Series A               3.35          05/01/98       5,000,000
  4,500,000  Utah State Pollution Control Revenue Series A        3.20          05/04/98       4,500,000
                                                                                           --------------
                                                                                           $  14,500,000

             WISCONSIN - 7.04%
$ 8,000,000  Wisconsin State Municipal Electric Authority         3.25 %        05/01/98   $   8,000,000
                                                                                           --------------
             TOTAL MUNICIPAL SECURITIES                                                    $ 112,500,144
             (Cost $112,500,144)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $112,500,144)* (Note 1)                            99.04%               $  112,500,144
              Other Assets and Liabilities, Net                         0.96%                    1,094,988
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  113,595,132
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

------------------------
10

                                                  PRIME MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 13.55%
$25,000,000  Abbey National North America                         5.55 %        01/26/99   $   24,988,007
 29,000,000  Bankers Trust                                        5.98          08/12/98       29,020,922
 25,000,000  Bayerische Landesbank                                5.78          07/27/98       24,992,274
 45,000,000  Caisse Nationale De Credit                           5.86          08/11/98       44,990,708
 50,000,000  CC USA Inc++                                         6.18          05/26/98       50,000,000
 35,000,000  Commercial Bank of Detroit                           6.18          05/27/98       34,991,600
 30,000,000  Dresdner Bank                                        5.95          10/20/98       30,003,155
 35,000,000  JP Morgan Corp                                       5.80          07/28/98       34,986,599
 50,000,000  Societe Generale (Yankee)                            5.60          01/13/99       49,985,613
 35,000,000  Swiss Bank                                           5.64          03/12/99       34,978,194
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  358,937,072
             (Cost $358,937,072)

             COMMERCIAL PAPER - 45.81%
$30,000,000  Bankers Trust                                        5.38 %(F)     09/11/98   $   29,262,425
 50,000,000  Bankers Trust                                        5.63 (F)      05/13/98       49,671,583
 25,000,000  BTR Dunlop Finance Inc                               5.38 (F)      08/13/98       24,499,361
 50,000,000  Caisee National De Credit Agricole                   5.94 (F)      06/23/98       49,971,328
 40,000,000  Corporate Asset Funding Co Inc                       5.56 (F)      05/04/98       39,796,133
 25,000,000  Corporate Receivables Corp++                         5.48 (F)      04/28/98       24,897,250
 50,000,000  Corporate Securitization Co                          5.48 (F)      04/16/98       49,885,833
 45,900,000  Corporate Securitization Co                          5.56 (F)      04/07/98       45,857,466
 46,000,000  Cregem North America                                 5.39 (F)      08/20/98       45,030,703
 25,000,000  Falcon Asset Securitization Corp++                   5.49 (F)      04/03/98       24,992,375
 25,000,000  General Electric Capital Corp                        5.60 (F)      08/14/98       24,475,000
 50,000,000  General Electric Capital Corp                        5.62 (F)      08/17/98       48,970,750
 35,000,000  General Electric Capital Corp                        5.62 (F)      08/10/98       34,284,231
 35,000,000  General Motors Acceptance Corp                       5.53 (F)      04/22/98       34,887,096
 25,000,000  General Motors Acceptance Corp                       5.54 (F)      04/15/98       24,946,139
 50,000,000  Goldman Sachs & Co                                   5.52 (F)      05/06/98       49,731,667
 80,000,000  Greenwich Asset Funding Inc++                        5.54 (F)      05/05/98       79,581,422
 50,000,000  Merrill Lynch & Co                                   5.51 (F)      07/15/98       49,202,292
 25,000,000  Merrill Lynch & Co                                   5.55 (F)      04/23/98       24,915,208

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$45,000,000  Morgan Stanley Group Inc                             5.49 %(F)     04/21/98   $   44,862,750
 60,000,000  Morgan Stanley Group Inc                             5.69 (F)      04/17/98       59,848,267
 25,000,000  NationsBank                                          5.43 (F)      04/23/98       24,917,042
100,000,000  Prudential Funding Corp                              5.47 (F)      04/20/98       99,711,306
 20,000,000  Prudential Funding Corp                              5.55 (F)      04/07/98       19,981,500
 50,446,000  Receivables Capital Corp++                           5.53 (F)      05/06/98       50,174,783
 30,000,000  Receivables Capital Corp++                           5.55 (F)      04/14/98       29,939,875
 25,000,000  Sheffield Receivables Corp++                         5.55 (F)      04/28/98       24,895,938
 35,000,000  Sigma Finance Inc++                                  5.38 (F)      08/20/98       34,261,121
 17,000,000  WCP Funding Inc++                                    5.48 (F)      04/07/98       16,984,473
 53,936,000  Windmill Funding Corp++                              5.47 (F)      06/25/98       53,234,307
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $1,213,669,624
             (Cost $1,213,669,624)

             CORPORATE BONDS - 15.15%
$41,000,000  Australia & New Zealand Bank Group                   5.52 %        07/28/98   $   40,992,648
 50,000,000  CIT Group Holdings                                   5.57          01/27/99       49,960,000
 10,500,000  Comerica Bank                                        5.97          10/27/98       10,497,702
 25,000,000  Huntington National Bank                             5.77          12/09/98       24,996,375
 15,000,000  IBM Credit Corp                                      6.12          12/15/98       15,024,374
 25,000,000  IBM Credit Corp                                      5.77          11/16/98       25,000,000
 60,000,000  Morgan Stanley Corp Inc                              5.71          01/08/99       59,977,200
 40,000,000  NationsBank                                          5.83          12/22/98       39,976,000
 35,000,000  Sigma Finance Inc++                                  6.00          09/15/98       35,000,000
 50,000,000  Sigma Finance Inc++                                  5.75          10/15/98       50,000,000
 50,000,000  Societe Generale                                     5.65          08/03/98       49,980,590
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $  401,404,889
             (Cost $401,404,889)

------------------------
12

                                                  PRIME MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             VARIABLE AND FLOATING RATE BONDS - 10.94%
$30,000,000  American Express Co                                  5.79 %        12/21/98   $   30,000,000
 20,000,000  American Express Co                                  5.66          05/08/98       20,000,000
 20,000,000  Beta Finance Inc++                                   5.81          11/30/98       20,000,000
 45,000,000  FCC National Bank                                    5.60          06/11/98       44,965,242
 60,000,000  Ford Motor Corp                                      5.79          01/07/99       60,000,000
 50,000,000  Ford Motor Corp                                      5.70          12/23/98       49,985,500
 50,000,000  Key National Bank                                    5.78          12/15/98       49,995,200
 15,000,000  Morgan Guaranty Trust                                5.96          06/22/98       14,994,956
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  289,940,898
             (Cost $289,940,898)

             REPURCHASE AGREEMENTS - 14.19%
$270,904,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90 %        04/01/98   $  270,904,000
105,102,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      105,102,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  376,006,000
             (Cost $376,006,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,639,958,483)* (Note 1)                          99.64%               $2,639,958,483
              Other Assets and Liabilities, Net                         0.36%                    9,536,546
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,649,495,029
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 54.26%
             U.S. TREASURY BILLS - 23.13%
$50,000,000  U.S. Treasury Bills                                  5.16 %(F)     04/30/98   $   49,786,528
272,000,000  U.S. Treasury Bills                                  5.32 (F)      04/16/98      271,390,355
175,000,000  U.S. Treasury Bills                                  5.32 (F)      04/23/98      174,432,507
                                                                                           --------------
                                                                                           $  495,609,390

             U.S. TREASURY NOTES - 31.13%
$27,000,000  U.S. Treasury Notes                                  4.75 %        08/31/98   $   26,904,291
 81,470,000  U.S. Treasury Notes                                  5.13          04/30/98       81,409,642
 34,750,000  U.S. Treasury Notes                                  5.13          06/30/98       34,690,136
  8,500,000  U.S. Treasury Notes                                  5.88          04/30/98        8,502,407
 75,000,000  U.S. Treasury Notes                                  6.00          09/30/98       75,193,892
123,800,000  U.S. Treasury Notes                                  6.13          05/15/98      123,850,564
 75,520,000  U.S. Treasury Notes                                  6.13          08/31/98       75,637,808
 44,640,000  U.S. Treasury Notes                                  6.38          01/15/99       44,987,255
 14,340,000  U.S. Treasury Notes                                  7.13          10/15/98       14,448,818
 29,750,000  U.S. Treasury Notes                                  7.88          04/15/98       29,769,743
100,625,000  U.S. Treasury Notes                                  8.25          07/15/98      101,404,019
 49,775,000  U.S. Treasury Notes                                  6.25          03/31/99       50,142,657
                                                                                           --------------
                                                                                           $  666,941,232
             TOTAL U.S. TREASURY SECURITIES                                                $1,162,550,622
             (Cost $1,162,550,622)

------------------------
14

                                               TREASURY MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 45.73%
$64,665,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90          04/01/98   $   64,665,000
310,024,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.85          04/01/98      310,024,000
215,434,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      215,434,000
389,735,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.90          04/01/98      389,735,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  979,858,000
             (Cost $979,858,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,142,408,622)* (Note 1)                          99.99%               $2,142,408,622
              Other Assets and Liabilities, Net                         0.01%                      286,556
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,142,695,178
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                                 NATIONAL
                                                 TAX-FREE              PRIME           TREASURY
                                             MONEY MARKET       MONEY MARKET       MONEY MARKET
                                              MUTUAL FUND        MUTUAL FUND        MUTUAL FUND
-----------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $376,006,000 for the Prime Money
    Market Mutual Fund and $979,858,000
    for the Treasury Money Market Mutual
    Fund)                                    $112,500,144     $2,639,958,483     $2,142,408,622
  Cash                                          1,088,648              1,230              2,857
Receivables:
  Interest                                        533,676         21,314,070          9,868,046
Organization expenses, net of
  amortization                                     22,979             34,145             63,038
Prepaid expenses                                    8,873             57,996             84,842
TOTAL ASSETS                                  114,154,320      2,661,365,924      2,152,427,405

LIABILITIES
Payables:
  Distribution to shareholders                    402,697         10,665,703          8,397,184
  Due to sponsor and distributor (Note
    2)                                             24,669            286,616            250,453
  Due to adviser (Note 2)                          38,664            757,682            920,731
  Other                                            93,158            160,894            163,859
TOTAL LIABILITIES                                 559,188         11,870,895          9,732,227
TOTAL NET ASSETS                             $113,595,132     $2,649,495,029     $2,142,695,178
NET ASSETS CONSIST OF:
  Paid-in capital                            $113,605,821     $2,649,429,789     $2,142,662,386
  Undistributed net realized gain(loss)
    on investments                                (10,689)            65,240             32,792
TOTAL NET ASSETS                             $113,595,132     $2,649,495,029     $2,142,695,178

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $ 59,292,823     $  592,316,876     $  381,593,557
Shares outstanding - Class A                   59,296,795        592,415,777        381,625,486
Net asset value and offering price per
  share - Class A                            $       1.00     $         1.00     $         1.00
Net assets - Administrative Class                     N/A     $  600,974,628     $  176,942,422
Shares outstanding - Administrative
  Class                                               N/A        600,910,010        176,927,656
Net asset value and offering price per
  share - Administrative Class                        N/A     $         1.00     $         1.00
Net assets - Class E                                  N/A                N/A     $  715,554,329
Shares outstanding - Class E                          N/A                N/A        715,543,643
Net asset value and offering price per
  share - Class E                                     N/A                N/A     $         1.00
Net assets - Institutional Class             $ 54,302,309     $  802,510,816     $  501,493,743
Shares outstanding - Institutional Class       54,309,026        802,563,568        501,621,987
Net asset value and offering price per
  share - Institutional Class                $       1.00     $         1.00     $         1.00
Net assets - Service Class                            N/A     $  653,692,709     $  367,111,127
Shares outstanding - Service Class                    N/A        653,788,414        367,119,468
Net asset value and offering price per
  share - Service Class                               N/A     $         1.00     $         1.00
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
16

                     STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 1998

                                               NATIONAL
                                               TAX-FREE
                                                  MONEY           PRIME
                                                 MARKET           MONEY         TREASURY
                                                 MUTUAL          MARKET     MONEY MARKET
                                               FUND (1)     MUTUAL FUND      MUTUAL FUND
----------------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $2,591,806     $95,926,455     $101,243,245
TOTAL INVESTMENT INCOME                       2,591,806      95,926,455      101,243,245

EXPENSES (NOTE 2)
  Advisory fees                                 222,621       4,202,664        4,584,749
  Administration fees                            47,644       1,047,654        1,133,896
  Custody fees                                   12,409         280,730          306,262
  Shareholder servicing fees                     93,068       2,433,830        3,397,289
  Portfolio accounting fees                      43,882         384,510          430,278
  Transfer agency fees                           44,716         853,431        1,014,143
  Distribution fees                              18,612         174,857          961,527
  Organization costs                             14,777          97,091          134,532
  Legal and audit fees                           31,022          72,103           68,980
  Registration fees                              42,944         264,729          285,055
  Directors' fees                                 4,562           4,972            4,689
  Shareholder reports                            37,281          80,089           37,494
  Other                                           5,431          64,582           32,393
TOTAL EXPENSES                                  618,969       9,961,242       12,391,287
Less:
  Waived fees and reimbursed expenses          (245,072)     (3,092,776)      (3,403,022)
Net Expenses                                    373,897       6,868,466        8,988,265
NET INVESTMENT INCOME                         2,217,909      89,057,989       92,254,980
Net realized gain (loss) on sale of
  investments                                   (10,252)        205,613          104,070
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $2,207,657     $89,263,602     $ 92,359,050
----------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS ALLOCATED FROM THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------------
                                                                                        FROM APRIL 2, 1996
                                                        FOR THE         FOR THE SIX          (COMMENCEMENT
                                                     YEAR ENDED        MONTHS ENDED         OF OPERATIONS)
                                             MARCH 31, 1998 (1)      MARCH 31, 1997      TO SEPT. 30, 1996
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $        2,217,909     $       181,596     $           40,567
  Net realized gain (loss) on sale of
    investments                                         (10,252)                  0                   (437)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                       2,207,657             181,596                 40,130

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                          (1,076,631)           (181,596)               (40,567)
    ADMINISTRATIVE CLASS                                    N/A                 N/A                    N/A
    CLASS E                                                 N/A                 N/A                    N/A
    INSTITUTIONAL CLASS                              (1,141,278)(2)             N/A                    N/A
    SERVICE CLASS                                           N/A                 N/A                    N/A
  In excess of net investment income
    CLASS A                                                   0                   0                      0
    ADMINISTRATIVE CLASS                                    N/A                 N/A                    N/A
    CLASS E                                                 N/A                 N/A                    N/A
    INSTITUTIONAL CLASS                                       0(2)              N/A                    N/A
    SERVICE CLASS                                           N/A                 N/A                    N/A
  From net realized gain on sale of
    investments
    CLASS A                                                   0                   0                      0
    ADMINISTRATIVE CLASS                                    N/A                 N/A                    N/A
    CLASS E                                                 N/A                 N/A                    N/A
    INSTITUTIONAL CLASS                                       0(2)              N/A                    N/A
    SERVICE CLASS                                           N/A                 N/A                    N/A

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A               243,931,011          54,084,381             14,242,313
  Reinvestment of dividends - Class A                   999,129             141,020                 30,552
  Cost of shares redeemed - Class A                (220,887,156)        (23,947,189)            (9,297,266)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                               24,042,984          30,278,212              4,975,599
  Proceeds from shares sold -
    Administrative Class                                    N/A                 N/A                    N/A
  Reinvestment of dividends -
    Administrative Class                                    N/A                 N/A                    N/A
  Cost of shares redeemed -
    Administrative Class                                    N/A                 N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS                         N/A                 N/A                    N/A
  Proceeds from shares sold - Class E                       N/A                 N/A                    N/A
  Reinvestment of dividends - Class E                       N/A                 N/A                    N/A
  Cost of shares redeemed - Class E                         N/A                 N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                      N/A                 N/A                    N/A
  Proceeds from shares sold -
    Institutional Class                             436,296,534(2)              N/A                    N/A
  Reinvestment of dividends -
    Institutional Class                                 226,125(2)              N/A                    N/A
  Cost of shares redeemed -
    Institutional Class                            (382,213,633)(2)             N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                   54,309,026(2)              N/A                    N/A
  Proceeds from shares sold - Service
    Class                                                   N/A                 N/A                    N/A
  Reinvestment of dividends - Service
    Class                                                   N/A                 N/A                    N/A
  Cost of shares redeemed - Service
    Class                                                   N/A                 N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                                N/A                 N/A                    N/A
INCREASE (DECREASE) IN NET ASSETS                    78,341,758          30,278,212              4,975,162

NET ASSETS:
  Beginning net assets                               35,253,374           4,975,162                      0
  ENDING NET ASSETS                          $      113,595,132     $    35,253,374     $        4,975,162
----------------------------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND. SEE NOTE 1.
(2)  THIS CLASS COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND. SEE NOTE 1.
(4) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND. SEE NOTE 1.
The accompanying notes are an integral part of these financial statements.

---------------------
18

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                               PRIME MONEY MARKET MUTUAL FUND
                                             ----------------------------------------------------------------
                                                        FOR THE            FOR THE SIX                FOR THE
                                                     YEAR ENDED           MONTHS ENDED             YEAR ENDED
                                             MARCH 31, 1998 (3)         MARCH 31, 1997         SEPT. 30, 1996
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $       89,057,989     $       38,285,335     $       70,756,951
  Net realized gain (loss) on sale of
    investments                                         205,613                (39,213)                     0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                      89,263,602             38,246,122             70,756,951

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                         (17,766,272)            (7,008,067)           (14,569,914)
    ADMINISTRATIVE CLASS                            (11,412,448)(2)                N/A                    N/A
    CLASS E                                                 N/A                    N/A                    N/A
    INSTITUTIONAL CLASS                             (30,624,015)           (13,890,812)           (21,372,473)
    SERVICE CLASS                                   (29,255,254)           (17,386,456)           (34,814,564)
  In excess of net investment income
    CLASS A                                                   0                      0                (17,515)
    ADMINISTRATIVE CLASS                                      0(2)                 N/A                    N/A
    CLASS E                                                 N/A                    N/A                    N/A
    INSTITUTIONAL CLASS                                       0                      0                (29,352)
    SERVICE CLASS                                             0                      0                (56,259)
  From net realized gain on sale of
    investments
    CLASS A                                                   0                      0                      0
    ADMINISTRATIVE CLASS                                      0(2)                 N/A                    N/A
    CLASS E                                                 N/A                    N/A                    N/A
    INSTITUTIONAL CLASS                                       0                      0                      0
    SERVICE CLASS                                             0                      0                      0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A             2,095,338,042            332,738,149            831,565,415
  Reinvestment of dividends - Class A                 3,165,358                240,495                916,433
  Cost of shares redeemed - Class A              (1,783,218,311)          (320,827,816)          (567,563,822)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                              315,285,089             12,150,828            264,918,026
  Proceeds from shares sold -
    Administrative Class                          1,388,222,454(2)                 N/A                    N/A
  Reinvestment of dividends -
    Administrative Class                              9,420,477(2)                 N/A                    N/A
  Cost of shares redeemed -
    Administrative Class                           (796,735,143)(2)                N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS                 600,907,788(2)                 N/A                    N/A
  Proceeds from shares sold - Class E                       N/A                    N/A                    N/A
  Reinvestment of dividends - Class E                       N/A                    N/A                    N/A
  Cost of shares redeemed - Class E                         N/A                    N/A                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                      N/A                    N/A                    N/A
  Proceeds from shares sold -
    Institutional Class                           2,512,557,623          1,593,666,413          5,079,644,286
  Reinvestment of dividends -
    Institutional Class                               8,027,719              1,847,923                176,187
  Cost of shares redeemed -
    Institutional Class                          (2,256,346,296)        (1,481,265,875)        (4,686,437,789)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                  264,239,046            114,248,461            393,382,684
  Proceeds from shares sold - Service
    Class                                         2,169,506,716          1,211,666,872          2,007,890,215
  Reinvestment of dividends - Service
    Class                                             1,912,601                 90,409                117,361
  Cost of shares redeemed - Service
    Class                                        (2,143,905,641)        (1,326,393,380)        (1,881,188,708)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                         27,513,676           (114,636,099)           126,818,868
INCREASE (DECREASE) IN NET ASSETS                 1,208,151,212             11,723,977            785,016,452

NET ASSETS:
  Beginning net assets                            1,441,343,817          1,429,619,840            644,603,388
  ENDING NET ASSETS                          $    2,649,495,029     $    1,441,343,817     $    1,429,619,840
-------------------------------------------------------------------------------------------------------------

                                                                             TREASURY MONEY MARKET MUTUAL FUND
                                             -----------------------------------------------------------------
                                                        FOR THE            FOR THE SIX                 FOR THE
                                                     YEAR ENDED           MONTHS ENDED              YEAR ENDED
                                             MARCH 31, 1998 (4)         MARCH 31, 1997          SEPT. 30, 1996
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                      $       92,254,980     $       45,105,801     $        97,930,686
  Net realized gain (loss) on sale of
    investments                                         104,070                  1,017                  39,272
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                      92,359,050             45,106,818              97,969,958
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                          (7,909,738)            (1,327,300)             (2,763,079)
    ADMINISTRATIVE CLASS                             (2,844,289)(2)                N/A                     N/A
    CLASS E                                         (35,555,799)              (905,615)                    N/A
    INSTITUTIONAL CLASS                             (25,427,944)           (12,730,969)            (62,003,165)
    SERVICE CLASS                                   (20,517,210)           (30,141,918)            (33,164,442)
  In excess of net investment income
    CLASS A                                                   0                      0                    (293)
    ADMINISTRATIVE CLASS                                      0(2)                 N/A                     N/A
    CLASS E                                                   0                      0                     N/A
    INSTITUTIONAL CLASS                                       0                      0                 (14,701)
    SERVICE CLASS                                             0                      0                  (4,695)
  From net realized gain on sale of
    investments
    CLASS A                                              (1,806)                (1,075)                      0
    ADMINISTRATIVE CLASS                                      0(2)                 N/A                     N/A
    CLASS E                                             (30,443)                     0                     N/A
    INSTITUTIONAL CLASS                                 (24,671)               (12,378)                      0
    SERVICE CLASS                                       (15,375)               (25,819)                      0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A             1,005,876,144            101,803,141             265,329,368
  Reinvestment of dividends - Class A                 1,522,843                117,496                 303,969
  Cost of shares redeemed - Class A                (692,285,990)           (89,139,342)           (211,928,115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                              315,112,997             12,781,295              53,705,222
  Proceeds from shares sold -
    Administrative Class                            267,085,382(2)                 N/A                     N/A
  Reinvestment of dividends -
    Administrative Class                              2,351,192(2)                 N/A                     N/A
  Cost of shares redeemed -
    Administrative Class                            (92,509,640)(2)                N/A                     N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS                 176,926,934(2)                 N/A                     N/A
  Proceeds from shares sold - Class E             1,732,685,997            892,833,080                     N/A
  Reinvestment of dividends - Class E                         0                      0                     N/A
  Cost of shares redeemed - Class E              (1,837,801,845)           (72,176,053)                    N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                             (105,115,848)           820,657,027                     N/A
  Proceeds from shares sold -
    Institutional Class                           1,810,109,209            998,327,768           4,920,884,222
  Reinvestment of dividends -
    Institutional Class                               3,525,822                978,929               1,018,863
  Cost of shares redeemed -
    Institutional Class                          (1,761,790,304)        (1,090,336,130)         (4,417,665,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                   51,844,727            (91,029,433)            504,237,888
  Proceeds from shares sold - Service
    Class                                         2,944,938,309          2,043,006,993           3,893,787,080
  Reinvestment of dividends - Service
    Class                                             1,738,759                348,407                 227,942
  Cost of shares redeemed - Service
    Class                                        (3,062,973,983)        (2,900,254,375)         (3,555,407,931)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                       (116,296,915)          (856,898,975)            338,607,091
INCREASE (DECREASE) IN NET ASSETS                   322,503,670           (114,528,342)            896,569,784
NET ASSETS:
  Beginning net assets                            1,820,191,508          1,934,719,850           1,038,150,066
  ENDING NET ASSETS                          $    2,142,695,178     $    1,820,191,508     $     1,934,719,850
-------------------------------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND. SEE NOTE 1.
(2)  THIS CLASS COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(3) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND. SEE NOTE 1.
(4) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND. SEE NOTE 1.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                          NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
                                    ------------------------------------------------
                                                                CLASS A    INSTITUTIONAL
                                    -----------------------------------        CLASS
                                                       SIX                 ---------
                                         YEAR       MONTHS       PERIOD       PERIOD
                                        ENDED        ENDED        ENDED        ENDED
                                    MARCH 31,    MARCH 31,    SEPT. 30,    MARCH 31,
                                         1998     1997 (2)     1996 (3)     1998 (4)
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                $1.00        $1.00        $1.00        $1.00
                                    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                  0.03         0.01         0.01         0.01
  Net realized gain (loss) on
    investments                          0.00         0.00         0.00         0.00
                                    ---------    ---------    ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS         0.03         0.01         0.01         0.01
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                              (0.03)       (0.01)       (0.01)       (0.01)
  Distributions from net
    realized gain                        0.00         0.00         0.00         0.00
                                    ---------    ---------    ---------    ---------
TOTAL FROM DISTRIBUTIONS                (0.03)       (0.01)       (0.01)       (0.01)
                                    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD          $1.00        $1.00        $1.00        $1.00
                                    ---------    ---------    ---------    ---------
                                    ---------    ---------    ---------    ---------
TOTAL RETURN (NOT ANNUALIZED)           2.93%        1.36%        1.51%        0.91%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                            $59,293      $35,253       $4,975      $54,302
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average
    net assets                           0.70%(8)      0.64%(8)      0.62%(8)     0.30%
  Ratio of net investment income
    to average net assets                2.87%(8)      2.68%(8)      2.71%(8)     3.05%
------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees
  and reimbursed expenses                1.13%(8)      1.58%(8)      3.56%(8)     0.52%
Ratio of net investment income
  to average net assets prior to
  waived fees and reimbursed
  expenses                               2.44%(8)      1.74%(8)     (0.23)%(8)     2.83%
------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(5)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(7)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(8) THIS RATIO INCLUDES AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

---------------------
20

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                          PRIME MONEY MARKET MUTUAL FUND (1)
                              ----------------------------------------------------------------------------------------------
                                                                      ADMIN.
                                                         CLASS A       CLASS                             INSTITUTIONAL CLASS
                              ----------------------------------  ----------  ----------------------------------------------
                                          SIX MONTHS                  PERIOD              SIX MONTHS                  PERIOD
                              YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1998    1997 (2)    1996 (5)    1998 (6)        1998    1997 (2)        1996    1995 (7)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.02        0.05        0.02        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
 OPERATIONS                         0.05        0.02        0.05        0.02        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.02)      (0.05)      (0.02)      (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.02)      (0.05)      (0.02)      (0.05)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.24%       2.49%       5.09%       1.57%       5.58%       2.64%       5.39%       5.65%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $592,317    $277,044    $264,900    $600,975    $802,511    $538,195    $423,959     $30,606
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.61%       0.55%       0.55%       0.40%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         5.11%       4.95%       5.06%       5.34%       5.46%       5.25%       5.33%       5.67%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.83%       0.75%       0.68%       0.55%       0.41%       0.38%       0.60%       0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.89%       4.75%       4.93%       5.19%       5.30%       5.12%       4.98%       5.24%
----------------------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(5)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(7)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(8) THIS RATIO INCLUDES AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          PRIME MONEY MARKET
                                                                     MUTUAL FUND (1) (CONT.)
                                                          ----------------------------------
                                                                               SERVICE CLASS
                                                          ----------------------------------
                                                                      SIX MONTHS
                                                          YEAR ENDED       ENDED  YEAR ENDED
                                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                                1998    1997 (3)        1996
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.05        0.03        0.05
  Net realized gain (loss) on investments                       0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.05        0.03        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.05)      (0.03)      (0.05)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.05)      (0.03)      (0.05)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  5.37%       2.54%       5.19%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $653,693    $626,105    $740,760
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.45%       0.45%       0.45%
  Ratio of net investment income to average net assets         5.24%       5.04%       5.14%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.65%       0.60%       0.62%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 5.04%       4.89%       4.97%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(5)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
The accompanying notes are an integral part of these financial statements.

---------------------
22

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                           TREASURY MONEY MARKET
                                              PRIME MONEY MARKET                                 MUTUAL FUND (2)
                                         MUTUAL FUND (1) (CONT.)  ----------------------------------------------
                              ----------------------------------                                          ADMIN.
                                           SERVICE CLASS (CONT.)                             CLASS A       CLASS
                              ----------------------------------  ----------------------------------  ----------
                                          SIX MONTHS                          SIX MONTHS                  PERIOD
                              YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,
                                    1995    1994 (4)        1994        1998    1997 (3)    1996 (5)    1998 (6)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.02        0.03        0.05        0.02        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
 OPERATIONS                         0.05        0.02        0.03        0.05        0.02        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.02)      (0.03)      (0.05)      (0.02)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.02)      (0.03)      (0.05)      (0.02)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.60%     3.71%**       3.00%       5.06%       2.42%       4.95%       1.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $614,101    $565,305    $527,599    $381,594     $66,486     $53,706    $176,942
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.41%       0.41%       0.41%       0.62%       0.55%       0.55%       0.40%
  Ratio of net investment
    income to average net
    assets                         5.47%       3.67%       2.96%       4.93%       4.81%       4.96%       5.17%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.68%       0.89%       0.89%       0.85%       0.75%       0.67%       0.56%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.20%       3.19%       2.48%       4.70%       4.61%       4.84%       5.01%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.
(5)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(6)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                         TREASURY MONEY MARKET MUTUAL FUND (1)
                                                ----------------------------------------------
                                                               CLASS E     INSTITUTIONAL CLASS
                                                ----------------------  ----------------------
                                                                PERIOD              SIX MONTHS
                                                YEAR ENDED       ENDED  YEAR ENDED       ENDED
                                                 MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                                      1998    1997 (2)        1998    1997 (3)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $1.00       $1.00       $1.00       $1.00
                                                ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.05        0.00        0.05        0.03
  Net realized gain (loss) on investments             0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                      0.05        0.00        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.05)       0.00       (0.05)      (0.03)
  Distributions from net realized gain                0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                             (0.05)       0.00       (0.05)      (0.03)
                                                ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                       $1.00       $1.00       $1.00       $1.00
                                                ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                        4.99%       0.11%       5.41%       2.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                $715,554    $820,657    $501,494    $449,647
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets            0.65%       0.65%       0.25%       0.25%
  Ratio of net investment income to average
    net assets                                       4.87%       4.86%       5.28%       5.11%
----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses             0.84%       0.88%       0.40%       0.39%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                           4.68%       4.63%       5.13%       4.97%
----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(5) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
24

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               TREASURY MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------------------------------------
                                 INSTITUTIONAL CLASS
                                             (CONT.)                                                           SERVICE CLASS
                              ----------------------  ----------------------------------------------------------------------
                                              PERIOD              SIX MONTHS                          SIX MONTHS
                              YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,
                                    1996    1995 (4)        1998    1997 (3)        1996        1995    1994 (5)        1994
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.01        0.05        0.02        0.05        0.05        0.02        0.03
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
 OPERATIONS                         0.05        0.01        0.05        0.02        0.05        0.05        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.01)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.01)      (0.05)      (0.02)      (0.05)      (0.05)      (0.02)      (0.03)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.26%     5.51%**       5.20%       2.47%       5.03%       5.42%     3.75%**       2.81%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $540,689     $36,443    $367,111    $483,401  $1,340,325  $1,001,707    $690,630    $654,950
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.26%       0.45%       0.45%       0.45%       0.42%       0.43%       0.43%
  Ratio of net investment
    income to average net
    assets                         5.21%       5.42%       5.07%       4.91%       4.98%       5.32%       3.72%       2.77%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.59%       0.69%       0.65%       0.61%       0.60%       0.66%       0.90%       0.90%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.87%       4.99%       4.87%       4.75%       4.83%       5.08%       3.25%       2.30%
----------------------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(5) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the National Tax-Free Money Market Mutual, Prime Money Market Mutual, and Treasury Money Market Mutual Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.

At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, Stagecoach National Tax-Free Money Market Mutual, Stagecoach Prime Money Market Mutual and Stagecoach Treasury Money Market Mutual Funds acquired all of the assets and assumed all of the liabilities of the Overland National Tax-Free Institutional Money Market, Overland Money Market and Overland U.S. Treasury Money Market Funds, respectively. Shares issued by the Stagecoach National Tax-Free Money Market Mutual Fund, Stagecoach Prime Money Market Mutual and Stagecoach Treasury Money Market Mutual Fund in exchange for shares of the Overland National Tax-Free Institutional Money Market Fund, Overland Money Market Fund and Overland U.S. Treasury Money Market Fund were 65,805,624 (valued at $65,798,792), 1,403,141,528 (valued at $1,403,123,759) and 560,525,071
(valued at $560,521,708), respectively. At the date of the Consolidation, the components of net assets for each Overland and Stagecoach fund were as follows:

                                            OVERLAND NATIONAL                   OVERLAND U.S.
                                                     TAX-FREE                        TREASURY
                                                INSTITUTIONAL   OVERLAND MONEY   MONEY MARKET
DECEMBER 12, 1997                           MONEY MARKET FUND      MARKET FUND           FUND
---------------------------------------------------------------------------------------------
Paid-in Capital                             $      65,805,143  $ 1,403,141,571  $ 560,521,708
Undistributed Net Realized Gain (Loss)                 (6,351)         (17,812)             0
                                            -----------------  ---------------  -------------
Total Net Assets                            $      65,798,792  $ 1,403,123,759  $ 560,521,708
                                            -----------------  ---------------  -------------
                                            -----------------  ---------------  -------------

---------------------
26

                                                   NOTES TO FINANCIAL STATEMENTS

                                                  STAGECOACH       STAGECOACH       STAGECOACH
                                           NATIONAL TAX-FREE      PRIME MONEY   TREASURY MONEY
                                                MONEY MARKET    MARKET MUTUAL    MARKET MUTUAL
DECEMBER 12, 1997                                MUTUAL FUND             FUND             FUND
----------------------------------------------------------------------------------------------
Paid-in Capital                            $      43,950,770  $ 1,219,800,227  $ 1,654,279,032
Undistributed Net Realized Gain (Loss)                  (437)         (14,666)               0
                                           -----------------  ---------------  ---------------
Total Net Assets                           $      43,950,333  $ 1,219,785,561  $ 1,654,279,032
                                           -----------------  ---------------  ---------------
                                           -----------------  ---------------  ---------------

The combined net assets immediately after the Consolidation were $109,749,125 for Stagecoach National Tax-Free Money Market Mutual Fund, $2,622,909,320 for the Stagecoach Prime Money Market Mutual Fund and $2,214,800,740 for the Stagecoach Treasury Money Market Mutual Fund. All acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund.

At the time of the Consolidation, the National Tax-Free Money Market Mutual Fund, structured as a "feeder" Fund in a "master-feeder" structure, was restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through a "master" portfolio (the "Master Portfolio"). The Master Portfolio distributed all of its assets and liabilities in-kind to its interestholders and wound up its affairs (the "Dissolution"). The Dissolution occurred at the close of business on December 12, 1997. For the period from April 1, 1997 to December 12, 1997, the Master Portfolio allocated $827,118 of interest income and $43,474 of net expenses to the National Tax-Free Money Market Mutual Fund.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market Mutual and Treasury Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market and Treasury Money Market Funds, respectively (collectively, the "Predecessor Funds"). These acquisitions were accomplished in separate exchanges for shares of the respective Fund. All performance and financial data for the Prime Money Market Mutual and Treasury Money Market Mutual Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.

The National Tax-Free Money Market Mutual Fund offers Class A and Institutional Class shares. The Prime Money Market Mutual and Treasury Money Market Mutual Funds offer Class A, Administrative Class, Institutional Class, and Service Class shares. The Treasury Money Market Mutual Fund also offers Class E shares. The separate classes of

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are

---------------------
28

                                                   NOTES TO FINANCIAL STATEMENTS
treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998. The National Tax-Free Money Market Mutual Fund had net capital loss carryforwards at March 31, 1998 as follows:

                                                                             YEAR  CAPITAL LOSS
FUND                                                                      EXPIRES  CARRYFORWARDS
-----------------------------------------------------------------------------------------------
National Tax-Free Money Market Mutual Fund                                   2003        $6,351
                                                                             2004           437
                                                                             2006         3,901

Any loss carryforwards from Overland are included in the Fund's carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual percentage rate of 0.30% of the average daily net assets of the National Tax-Free Money Market Mutual Fund and 0.25% of the average daily net assets of the Prime Money Market Mutual and Treasury Money Market Mutual Funds.

Prior to December 15, 1997, the National Tax-Free Money Market Mutual Fund did not directly retain an investment adviser because the Fund invested all of its assets in a separate Master Portfolio which, in turn, retained WFB as investment adviser. Advisory fees were charged to the Master Portfolio at the same rate as listed above.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. Prior to December 15, 1997, WFB was entitled to compensation for its custodial and portfolio accounting services to the Master Portfolio at the same rates as listed above.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency

---------------------
30

                                                   NOTES TO FINANCIAL STATEMENTS
services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A shares of the Funds, 0.10% of the average daily net assets of the Service Class shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds and the Class E shares of the Treasury Money Market Mutual Fund, and 0.02% of the average daily net assets of the Institutional Class shares of the Funds and the Administrative Class shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds. Prior to September 1, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Service Class shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds and the Class E shares of the Treasury Money Market Mutual Fund.

The transfer agency fees paid on behalf of the Funds for the year ended March 31, 1998, were as follows:

                                                       ADMINISTRATIVE           INSTITUTIONAL   SERVICE
FUND                                          CLASS A        CLASS*    CLASS E       CLASS      CLASS
-----------------------------------------------------------------------------------------------------
National Tax-Free Money Market Mutual Fund  $  37,227           N/A        N/A  $    7,489*       N/A
Prime Money Market Mutual Fund                349,687  $     50,565        N/A     104,088  $ 349,091
Treasury Money Market Mutual Fund             159,995        11,006  $ 480,215      96,351    266,576

* REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds and the Class E shares of the Treasury Money Market Mutual Fund, 0.25% of average daily net assets of the Class A shares of the National Tax-Free Money Market Mutual Fund, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Prime Money Market Mutual and Treasury Money Market Mutual Funds. Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A and Class E shares of the Treasury Money Market Mutual Fund and the Class A shares of Prime Money Market Mutual Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1998, were as follows:

                                                        ADMINISTRATIVE                 SERVICE
FUND                                           CLASS A        CLASS*      CLASS E        CLASS
----------------------------------------------------------------------------------------------
National Tax-Free Money Market Mutual Fund   $  93,068           N/A          N/A          N/A
Prime Money Market Mutual Fund                 996,870  $    320,205          N/A  $ 1,116,755
Treasury Money Market Mutual Fund              466,221        82,533  $ 2,037,737      810,798

* REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Funds provides that each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.

Under the Plan for Class E shares of the Treasury Money Market Mutual Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares. Prior to September 1, 1997, the Fund paid, for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to its Class E shares.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

---------------------
32

                                                   NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 1998, the Treasury Money Market Mutual Fund paid distribution fees of $79,998 and $881,529 for the Class A and Class E shares, respectively. Distribution fees for the Class A shares of the National Tax-Free Money Market Mutual and Prime Money Market Mutual Funds for the year ended March 31, 1998, are disclosed in the Statement of Operations.

The registration fees paid on behalf of the Funds for the year ended March 31, 1998, were as follows:

                                                  ADMINISTRATIVE           INSTITUTIONAL   SERVICE
FUND                                     CLASS A        CLASS*    CLASS E       CLASS      CLASS
------------------------------------------------------------------------------------------------
National Tax-Free Money Market Mutual
 Fund                                  $  35,322           N/A        N/A  $    7,622*       N/A
Prime Money Market Mutual Fund            61,386  $     31,206        N/A      88,630  $  83,507
Treasury Money Market Mutual Fund         44,590        16,000  $  68,794      66,740     88,931

* REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

WAIVED FEES AND REIMBURSED EXPENSES

With the exception of the National Tax-Free Money Market Mutual Fund, the amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the year ended March 31, 1998, were waived by WFB. Stephens reimbursed $2,382 and WFB waived $242,690 of the expenses and fees, respectively, for the National Tax-Free Money Market Mutual Fund. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.55%, 0.25% and 0.45% of the average daily net assets of the Class A, Institutional Class, and Service Class shares, respectively, of the Prime Money Market Mutual and Treasury Money Market Mutual Funds, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 209 shares of the National Tax-Free Money Market Mutual Fund, 1,514,061 shares of the Prime Money Market Mutual Fund and 138,913 shares of the Treasury Money Market Mutual Fund.

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, the National Tax-Free Money Market Mutual Fund was authorized to issue 5 billion and 3 billion shares of $0.001 par value stock for the Class A and Institutional Class shares, respectively. The Prime Money Market Mutual and Treasury Money Market

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
Mutual Funds each were authorized to issue 5 billion shares of $0.001 par value capital stock for each class of shares, with the exception of the Administrative Class shares. The Prime Money Market Mutual and Treasury Money Market Mutual Funds each were authorized to issue 1 billion shares of $0.001 par value capital stock for Administrative Class shares.

Capital share transactions for the Funds were as follows:

                                                                          NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND
                                                              ------------------------------------------------------
                                                                                                  FROM APRIL 2, 1996
                                                                         FOR THE     FOR THE SIX    (COMMENCEMENT OF
                                                                      YEAR ENDED    MONTHS ENDED         OPERATIONS)
                                                              MARCH 31, 1998 (2)  MARCH 31, 1997   TO SEPT. 30, 1996
--------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                             243,931,477      54,084,381          14,242,847
  Shares issued in reinvestment of dividends -- Class A                  999,129         141,020              30,552
  Shares redeemed -- Class A                                        (220,887,156)    (23,947,189)         (9,298,266)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A              24,043,450      30,278,212           4,975,133
  Shares sold -- Institutional Class (1)                             436,296,534             N/A                 N/A
  Shares issued in reinvestment of dividends --
    Institutional Class (1)                                              226,125             N/A                 N/A
  Shares redeemed -- Institutional Class (1)                        (382,213,633)            N/A                 N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS (1)                                              54,309,026             N/A                 N/A

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

(2) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH NATIONAL TAX-FREE MONEY MARKET MUTUAL AND OVERLAND NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUNDS. SEE NOTE 1.

---------------------
34

                                                   NOTES TO FINANCIAL STATEMENTS

                                                              PRIME MONEY MARKET MUTUAL FUND
                                          --------------------------------------------------
                                            FOR THE YEAR
                                                   ENDED        FOR THE SIX     FOR THE YEAR
                                               MARCH 31,       MONTHS ENDED            ENDED
                                                1998 (4)     MARCH 31, 1997   SEPT. 30, 1996
--------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                   2,095,335,772        332,735,076      831,632,592
  Shares issued in reinvestment of
    dividends -- Class A                       3,165,358            240,495          916,433
  Shares redeemed -- Class A              (1,783,218,311)      (320,827,816)    (567,563,822)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                      315,282,819         12,147,755      264,985,203
  Shares sold -- Administrative Class
    (3)                                    1,388,224,676                N/A              N/A
  Shares issued in reinvestment of
    dividends -- Administrative Class
    (3)                                        9,420,477                N/A              N/A
  Shares redeemed -- Administrative
    Class (3)                               (796,735,143)               N/A              N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- ADMINISTRATIVE CLASS (3)     600,910,010                N/A              N/A
  Shares sold -- Institutional Class       2,512,557,618      1,593,660,723    5,079,737,453
  Shares issued in reinvestment of
    dividends -- Institutional Class           8,027,719          1,847,923          176,187
  Shares redeemed -- Institutional Class  (2,256,346,296)    (1,481,265,875)  (4,686,437,789)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS          264,239,041        114,242,771      393,475,851
  Shares sold -- Service Class             2,169,506,710      1,211,658,277    2,007,890,215
  Shares issued in reinvestment of
    dividends -- Service Class                 1,912,601             90,409          117,361
  Shares redeemed -- Service Class        (2,143,905,641)    (1,326,393,380)  (1,881,188,709)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS                 27,513,670       (114,644,694)     126,818,867

(3) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

(4) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH PRIME MONEY MARKET MUTUAL AND OVERLAND MONEY MARKET FUNDS. SEE
    NOTE 1.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                                           TREASURY MONEY MARKET MUTUAL FUND
                                          --------------------------------------------------
                                                 FOR THE
                                              YEAR ENDED            FOR THE     FOR THE YEAR
                                               MARCH 31,   SIX MONTHS ENDED            ENDED
                                                1998 (5)     MARCH 31, 1997   SEPT. 30, 1996
--------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                  1,005,879,507         101,803,385      265,329,368
  Shares issued in reinvestment of
    dividends -- Class A                      1,522,843             117,496          303,969
  Shares redeemed -- Class A               (692,284,609 )       (89,139,342)    (211,928,115)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                     315,117,741          12,781,539       53,705,222
  Shares sold -- Administrative
    Class (3)                               267,085,382                 N/A              N/A
  Shares issued in reinvestment of
    dividends -- Administrative
    Class (3)                                 2,351,192                 N/A              N/A
  Shares redeemed -- Administrative
    Class (3)                               (92,508,918 )               N/A              N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- ADMINISTRATIVE CLASS (3)    176,927,656                 N/A              N/A
  Shares sold -- Class E                  1,732,685,998         892,833,080              N/A
  Shares issued in reinvestment of
    dividends -- Class E                              0                   0              N/A
  Shares redeemed -- Class E              (1,837,799,382)       (72,176,053)             N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS E                    (105,113,384 )       820,657,027              N/A
  Shares sold -- Institutional Class      1,810,109,209         998,327,613    4,920,884,222
  Shares issued in reinvestment of
    dividends -- Institutional Class          3,525,822             978,929        1,018,863
  Shares redeemed -- Institutional Class  (1,761,788,362)    (1,090,336,130)  (4,417,665,197)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS          51,846,669         (91,029,588)     504,237,888
  SHARES SOLD -- SERVICE CLASS            2,944,938,308       2,043,006,904    3,893,787,080
  SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS -- SERVICE CLASS                1,738,759             348,407          227,942
  SHARES REDEEMED -- SERVICE CLASS        (3,062,972,733)    (2,900,254,375)  (3,555,407,931)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS              (116,295,666 )      (856,899,064)     338,607,091

(3) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

(5) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH TREASURY MONEY MARKET MUTUAL AND OVERLAND U.S. TREASURY MONEY MARKET FUNDS. SEE NOTE 1.

---------------------
36

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the National Tax-Free Money Market Mutual Fund, Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund (three of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets of the National Tax-Free Money Market Mutual Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the period from April 2, 1996 (commencement of operations) to September 30, 1996, and the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund for the year ended March 31, 1998, the six months ended March 31, 1997, and the year ended September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Prime Money Market Mutual Fund and Treasury Money Market Mutual Fund, all years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, and May 4, 1994, expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of March 31, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

                                                           ---------------------

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---------------------
38

                                                                STAGECOACH FUNDS

-----------------------------------------
SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
The following proposal was passed by the required majority of shareholders of the indicated Predecessor Funds at Special Shareholders' meetings held on November 20, (as adjourned to) November 26, 1997, for the purpose of voting on the proposal.

To approve a proposed Agreement and Plan of Consolidation providing for the transfer of the assets and stated liabilities of specific Overland portfolios to corresponding investment portfolios of Stagecoach Funds, Inc., in exchange for shares of equal value of designated classes of the Stagecoach Funds.

 MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
762,058,656    14,169,803   38,749,594

 NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
46,078,038     0            2,504,754

 U.S. TREASURY MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
263,531,114    19,173,338   11,758,105

                                                           ---------------------

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---------------------
40

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

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---------------------
42

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC MMI ANR (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1998 Stagecoach Funds